Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 29,747	$ 24,889
Accumulated Amortization	(12,056)	(7,728)
Trade Name/Trademarks [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	4,030	4,030
Accumulated Amortization	(2,396)	(1,517)
Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	6,623	4,750
Accumulated Amortization	(2,705)	(2,054)
Supplier Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	2,985
Accumulated Amortization	(83)
Developed Technology [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	15,696	15,696
Accumulated Amortization	(6,503)	(3,915)
Non-compete Agreements [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	400	400
Accumulated Amortization	(364)	(240)
Export License - LMS [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	13	13
Accumulated Amortization	$ (5)	$ (2)